UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) February 14, 2025

25 Capital Loan Transferor LLC

Commission File Number of securitizer: 025-02631

Central Index Key Number of securitizer: 0001665515

Rebecca Grant (704) 414-8505

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable.

Not applicable.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

Not applicable.

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), 25 Capital Loan Transferor LLC has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), 25 Capital Loan Transferor LLC hereby gives notice that it has no asset backed securities outstanding held by non-affiliates, and its duty to file periodically under Rule 15Ga-1(c)(2) is terminated. April 5, 2024 was the date of the last payment on the last asset backed security that was outstanding held by a non-affiliate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2025	25 CAPITAL LOAN TRANSFEROR LLC
(Securitizer)

	By:	/s/ Scott Shultz
	Name:	Scott Shultz
	Title:	Managing Director
(senior officer in charge of securitization)